GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

NOTE 2 – GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

As of September 30, 2022, the Company had cash of $1,568,104 and a working capital deficit (current liabilities in excess of current assets) of $10,630,878. The accumulated deficit as of September 30, 2022 was $356,567,382. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for one year from the issuance of the consolidated financial statements.

Until the Company’s consummation of the Empire acquisition, the Company had experienced net losses and negative cash flows from operations. The Company believes it could generate positive cashflows from operations going forward but in the event the market for recycled metals experiences a sharp downturn or if it experiences delays in its growth plans, the Company may need to raise additional capital. The Company’s failure to raise capital as and when needed could have a negative impact on its financial condition and its ability to pursue its business strategy.

The Company has taken significant action to mitigate this going concern and on July 22, 2022, convertible debt in the principal amount of $37,714,966 was converted into shares of common stock, significantly improving the Company’s balance sheet. See Note 10 – Convertible Debt.

The Company believes that the current cash on hand of $1,568,104 and anticipated cash from operations is sufficient to conduct planned operations for one year from the issuance of the consolidated financial statements. In addition, management believes they can raise additional capital, if necessary, through both equity and debt financing

If the Company raises additional funds by issuing equity securities, its stockholders would experience dilution. Additional debt financing, if available, may involve covenants restricting its operations or its ability to incur additional debt. Any additional debt financing or additional equity that the Company raises may contain terms that are not favorable to it or its stockholders and require significant debt service payments, which diverts resources from other activities. The Company’s ability to raise additional capital will also be impacted by the outbreak of COVID-19, as well as market conditions and the price of the Company’s common stock.

Accordingly, the accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business for one year from the date the condensed consolidated financial statements are issued. The carrying amounts of assets and liabilities presented in the condensed consolidated financial statements do not necessarily purport to represent realizable or settlement values. The condensed consolidated financial statements do not include any adjustments that might result should the Company be unable to continue as a going concern.

In March 2020, the World Health Organization declared COVID-19 a global pandemic. This contagious disease outbreak, which has continued to spread, and any related adverse public health developments, has adversely affected workforces, customers, economies, and financial markets globally, leading to an economic downturn. It has also disrupted the normal operations of many businesses, including ours. It is not possible for us to predict the duration or magnitude of the adverse results of the outbreak of COVID-19 and its effects on our business including our financial condition, liquidity, or results of operations at this time. Management is actively monitoring the global situation and its impact on the Company’s financial condition, liquidity, operations, customers, industry, and workforce. Given the daily evolution of the COVID-19 outbreak and the global responses to curb its spread, the Company is not able to estimate the effects that the COVID-19 outbreak will have on its results of operations, financial condition, or liquidity for fiscal year 2022.

Although the Company cannot estimate the length or gravity of the impact of the COVID-19 outbreak at this time, if the pandemic continues, it may have a material adverse effect on the Company’s results of future operations, financial position, liquidity, and capital resources, and those of the third parties on which the Company relies in fiscal year 2022.

NOTE 2 – GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

As of December 31, 2021, the Company had cash of $2,958,293 and a working capital deficit (current liabilities in excess of current assets) of $(56,130,854). During the year ended December 31, 2021, the net cash used in operating activities was $(2,487,213). The accumulated deficit as of December 31, 2021 was $(298,409,685). These conditions raise substantial doubt about the Company’s ability to continue as a going concern for one year from the issuance of the consolidated financial statements.

During the year ended December 31, 2021, the Company received proceeds of $27,585,450, $1,465,053, $70,452, $122,865, and $200,000 from the issuance of convertible notes, non-convertible notes, advances, advances from related parties, and Series X preferred shares, respectively.

Until the Company’s consummation of the Empire acquisition, the Company had experienced net losses and negative cash flows from operations. The Company believes it could generate positive cashflows from operations going forward but in the event its outstanding debt notes are not converted to common stock, the market for recycled metals experiences a sharp downturn, or if it experiences delays in its growth plans, the Company may need to raise additional capital. The Company’s failure to raise capital as and when needed could have a negative impact on its financial condition and its ability to pursue its business strategy.

Accordingly, the accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business for one year from the date the consolidated financial statements are issued. The carrying amounts of assets and liabilities presented in the consolidated financial statements do not necessarily purport to represent realizable or settlement values. The consolidated financial statements do not include any adjustments that might result should the Company be unable to continue as a going concern.

In March 2020, the World Health Organization declared COVID-19 a global pandemic. This contagious disease outbreak, which has continued to spread, and any related adverse public health developments, has adversely affected workforces, customers, economies, and financial markets globally, leading to an economic downturn. It has also disrupted the normal operations of many businesses, including ours. It is not possible for us to predict the duration or magnitude of the adverse results of the outbreak of COVID-19 and its effects on our business including our financial condition, liquidity, or results of operations at this time. Management is actively monitoring the global situation and its impact on the Company’s financial condition, liquidity, operations, customers, industry, and workforce. Given the daily evolution of the COVID-19 outbreak and the global responses to curb its spread, the Company is not able to estimate the effects that the COVID-19 outbreak will have on its results of operations, financial condition, or liquidity for fiscal year 2022.

Although the Company cannot estimate the length or gravity of the impact of the COVID-19 outbreak at this time, if the pandemic continues, it may have a material adverse effect on the Company’s results of future operations, financial position, liquidity, and capital resources, and those of the third parties on which the Company relies in fiscal year 2022.